Loans and advances and deposits at amortised cost (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	£ 568,670	£ 519,433
Banks | Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	29,891	17,819
Customers | Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	538,779	501,614
Total loans and advances at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	395,824	361,451
Total loans and advances at amortised cost | Banks
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	12,532	9,698
Total loans and advances at amortised cost | Customers
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	337,220	319,922
Debt securities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	£ 46,072	£ 31,831